JOINT VENTURE WITH PANASONIC IN JAPAN (Details) (Joint Venture [Member]) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Ownership percentage	51.00%	51.00%
Value of shares to be issued for investment	$ 8,000	¥ 765,000